Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events
12.	Subsequent Events:

The Company has evaluated subsequent events through the date these unaudited interim condensed consolidated financial statements were issued and determined that there are no subsequent events that require disclosure.